UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22361

Dreyfus Dynamic Alternatives Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

CONSOLIDATED STATEMENT OF INVESTMENTS
Dreyfus Dynamic Alternatives Fund, Inc.
January 31, 2011 (Unaudited)

Principal
Short-Term Investments--78.2%	Amount ($)	Value ($)

U.S. Treasury Bills:
0.13%, 3/24/11	925,000[a]	924,814
0.15%, 3/10/11	11,100,000	11,098,402
Total Short-Term Investments
(cost $12,023,096)		12,023,216

Other Investment--19.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,997,000)	2,997,000[b]	2,997,000

Total Investments (cost $15,020,096)	97.7%	15,020,216
Cash and Receivables (Net)	2.3%	347,200
Net Assets	100.0%	15,367,416

[a]	Held by a broker as collateral for open financial futures positions.
[b]	Investment in affiliated money market mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $15,020,096.
Net unrealized appreciation on investments was $199 of which $214 related to appreciated investment securities and $15 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2011 (Unaudited)

Unrealized
	Market Value	Appreciation
	Covered by	(Depreciation)

	Contracts	Contracts ($)	Expiration		at 1/31/2011($)
Commodity Futures Long
Dollar Index	35	2,725,275	March 2011		(90,940)
Goldman Sachs Commodity Index	5	819,375	February 2011		15,795

Financial Futures Long
FTSE 100	10	934,297	March 2011		4,914
MSCI EAFE E-mini	18	1,523,880	March 2011		42,091
MSCI Emerging Markets E-Mini	43	2,394,455	March 2011		(24,524)
Russell 2000 Mini	28	2,184,560	March 2011		42,023
Standard & Poor's 500 E-mini	11	705,320	March 2011		23,824
Financial Futures Short
NASDAQ 100 E-Mini	5	(228,000)	March 2011		(4,859)
TOPIX	15	(1,664,226)	March 2011		(50,033)
U.S. Treasury 10 Year Notes	1	(120,797)	March 2011		(705)

Gross Unrealized Appreciation					128,647
Gross Unrealized Depreciation					(171,061)

STATEMENT OF OPTIONS WRITTEN
January 31, 2011 (Unaudited)

			Number of
			Contracts		Value ($)
Call Options;
Standard & Poor's 500 Index,
February 2011 @ $129
(premiums received $1,589)			1	a	(1,510)

a Non-income producing security.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 3/16/2011	1,657	1,600	1,642	42
British Pound,
Expiring 3/16/2011	1,285	2,013	2,058	45
British Pound,
Expiring 3/16/2011	1,715	2,709	2,746	37
British Pound,
Expiring 3/16/2011	34,000	52,585	54,445	1,860
Canadian Dollar,
Expiring 3/16/2011	74,000	73,109	73,835	726
Euro,
Expiring 3/16/2011	52,000	68,918	71,157	2,239
Japanese Yen,
Expiring 3/16/2011	5,377,400	64,051	65,534	1,483
Mexican New Peso,
Expiring 3/16/2011	678,000	54,045	55,688	1,643
Sales:		Proceeds ($)
Australian Dollar,
Expiring 3/16/2011	1,657	1,636	1,642	(6)
British Pound,
Expiring 3/16/2011	37,000	58,320	59,249	(929)
Canadian Dollar,
Expiring 3/16/2011	55,000	54,258	54,877	(619)
Canadian Dollar,
Expiring 3/16/2011	19,000	18,631	18,958	(327)
Euro,
Expiring 3/16/2011	52,000	68,675	71,157	(2,482)
Japanese Yen,
Expiring 3/16/2011	860,400	10,222	10,486	(264)
Japanese Yen,
Expiring 3/16/2011	4,517,000	54,013	55,048	(1,035)
Mexican New Peso,
Expiring 3/16/2011	678,000	54,076	55,688	(1,612)

Gross Unrealized Appreciation				8,075
Gross Unrealized Depreciation				(7,274)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	2,997,000	-	-	2,997,000
U.S. Treasury	-	12,023,216	-	12,023,216
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	8,075	-	8,075
Futures+	128,647	-	-	128,647
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(7,274)	-	(7,274)
Futures+	(171,061)	-	-	(171,061)
Options Written	(1,510)	-	-	(1,510)
+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of the exchange. Forward contracts are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Dynamic Alternatives Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date: March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)